INTANGIBLE ASSETS AND GOODWIL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Composition of Intangible Assets

		December 31,
	June 30, 2022	2021
IPR&D intangible assets:
Vicineum European Union rights	$—	$14,700
Total Intangibles	$—	$14,700
The following table sets forth the composition of intangible assets as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
IPR&D intangible assets:
Vicineum United States rights	$—	$31,700
Vicineum European Union rights	14,700	14,700
Total Intangibles	$14,700	$46,400

Schedule of Goodwill

The following table sets forth a summary of the change in goodwill as of June 30, 2022 and December 31, 2021 (in thousands).

Balance at December 31, 2021	$13,064
Impairment loss	(13,064)
Balance at June 30, 2022	$—